Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Cheer Holding, Inc. (“CHR” or the “Company”) is an exempted company incorporated on November 30, 2018, under the laws of the Cayman Islands. Glory Star, through its subsidiaries, the VIE and the VIE’s subsidiaries, provides advertisement and content production services and operate a leading mobile and online advertising, media and entertainment business in China.

On November 1, 2023, the Company changed its legal name from Glory Star New Media Group Holdings Limited. to Cheer Holding, Inc. In connection with the name change, the Company also changed its trading symbol for tis ordinary shares from “GSMG” to “CHR”. The Company’s warrants continue to trade under the ticker symbol “GSMGW”. Effective on November 9, 2023, the Company traded on open market under new name and trading symbol.

On November 24, 2023, the Company effected a share consolidation at a ratio of one-for-tenth (10) ordinary shares with a par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with a par value of US$0.001 (“the Share Consolidation”). Immediately following the Share Consolidation, the authorized share capital of the Company to be US$20,200 divided into 20,000,000 ordinary shares of a par value of US$0.001 each and 2,000,000 preferred shares of a par value of US$0.0001 each.

On September 4, 2024, the Company effected the increase of the Company’s authorized share capital as from US$200,200 divided into 200,000,000 ordinary shares of a par value of US$0.001 each and 2,000,000 preferred shares of a par value of US$0.0001 each; to US$200,700 divided into 200,000,000 Class A ordinary shares of a par value of US$0.001 each (the “Class A Shares”), 500,000 Class B ordinary shares of a par value of US$0.001 each (the “Class B Shares”) and 2,000,000 preferred shares of a par value of US$0.0001 each; by the creation of 500,000 Class B ordinary shares of a par value of US$0.001 each. Class A Shares and Class B Shares shall at all times vote together as one class, and each Class A Share shall be entitled to one (1) vote and each Class B Share shall be entitled to one hundred (100) votes. Class B Shares are not convertible into Class A Shares, and may be redeemed by the Company at par value at the option of the holder.

On May 12, 2025, the shareholders of the Company, at the Annual General Meeting, approved to increase the authorized share capital of the Company from US$200,070 to US$500,700.

On December 22, 2025, the Company effected a share consolidation at a ratio of one-for-fiftieth (50) ordinary shares with a par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with a par value of US$0.05 (“the Share Consolidation”). Immediately following the Share Consolidation, the authorized share capital of the Company to be US$500,700 divided into 10,000,000 Class A ordinary shares of a par value of US$0.05 each; 500,000 Class B ordinary shares of a par value of US$0.001 each; and 2,000,000 preferred shares of a par value of US$0.0001 each.

As of December 31, 2025, the Company’s subsidiaries, the VIEs and the VIE’s subsidiaries  were as the following:

	Date of incorporation	Place of incorporation	Percentage of legal/beneficial ownership by the Company	Principal activities
Subsidiaries:
Glory Star New Media Group HK Limited (“Glory Star HK”)	December 18, 2018	Hong Kong	100%	Holding
Glory Star New Media (Beijing) Technology Co., Ltd. (“WFOE”)	March 13, 2019	PRC	100%	Holding
VIEs:
Xing Cui Can International Media (Beijing) Co., Ltd. (“Xing Cui Can”)	September 7, 2016	PRC	100%	Holding
Horgos Glory Star Media Co., Ltd. (“Horgos”)	November 1, 2016	PRC	100%	Holding
VIEs’ subsidiaries
Glory Star Media (Beijing) Co., Ltd. (“Glory Star Beijing”)	December 9, 2016	PRC	100%	Provision of provides advertisement and content production services
Leshare Star (Beijing) Technology Co., Ltd. (“Beijing Leshare”)	March 28, 2016	PRC	100%	Provision of provides advertisement and content production services
Horgos Glary Prosperity Culture Co., Ltd. (“Glary Prosperity”)	December 14, 2017	PRC	51%	Provision of provides advertisement and content production services
Glory Star (Horgos) Media Technology Co., Ltd (“Horgos Technology”)	September 9, 2020	PRC	100%	Provision of provides advertisement and content production services

*	On March 17, 2023, we wrote off Shenzhen Leshare Investment Co.,Ltd. due to business adjustment. For the year ended December 31, 2023, we recognized minimal gain arising from the writing off and recorded in the account of “other income, net” in the consolidated statements of income and comprehensive income.

*	On June 13, 2025, we dissolved Horgos Glary Prosperity Culture Co., Ltd. Beijing Branch due to its inactive operations. For the year ended December 31, 2025, we recognized minimal gain arising from the dissolution and recorded in the account of “other income, net” in the consolidated statements of income and comprehensive income.

In September 2019, WFOE has entered into a series of contractual arrangements  with (i) Xing Cui Can and its shareholders, and (ii) Horgos and its shareholders, which allow the Company to exercise the power to direct the activities of the Xing Cui Can and Horgos (the “VIEs”) that most significantly affect the VIEs’ economic performance and receive substantially all the economic benefits of the VIEs. These contractual agreements include Business Cooperation Agreement, Exclusive Option Agreement, Share Pledge Agreement, Proxy Agreement and Power of Attorney and Master Exclusive Service Agreement (collectively “VIEs Agreements”). The Company, together with its wholly-owned subsidiary Glory Star HK and WFOE and its VIEs and VIEs’ subsidiaries were effectively controlled by the same shareholders after the reorganization.

The VIE contractual arrangements

Current PRC laws and regulations impose certain restrictions or prohibitions on foreign ownership of companies that engage in value-added telecommunication services, and certain other business. Glory Star Beijing is considered a foreign-invested enterprise. To comply with PRC laws and regulations, the Company primarily conducts its business in China through Xing Cui Can and Horgos and its subsidiaries, based on a series of contractual arrangements. The following is a summary of the contractual arrangements that provide the Company with the power to direct the activities of the VIEs that most significantly affect the VIEs’ economic performance and that enables it to receive substantially all the economic benefits from its operations.

Each of the VIEs Agreements is described in detail below:

Business Cooperation Agreement

WFOE entered into separate business cooperation agreements with Xing Cui Can and Horgos, and their respective shareholders in September 2019, pursuant to which (1) each VIE shall not enter into any transaction which may materially affect such VIE’s assets, obligations, rights and operations without the written consent of WFOE; (2) each VIE and the VIE shareholders agrees to accept suggestions by WFOE in respect of the employment and dismissal of such VIE’s employees, daily operations, dividend distribution and financial management of such VIE; and (3) the VIE and the VIE shareholders shall only appoint individuals designated by WFOE as the director, general manager, chief financial officer and other senior management members. In addition, each of the VIE shareholders agree that (i) unless required by WFOE, will not make any decisions or otherwise request the VIE to distribute any profits, funds, assets or property to the VIE shareholders, (ii) or issue any dividends or other distribution with respect to the shares of the VIE held by the VIE shareholders. The term of each of these business cooperation agreements are perpetual unless terminated by WFOE upon thirty (30) days advance notice, or upon the transfer of all shares of the respective VIEs to WFOE (or its designee).

Exclusive Option Agreement

WFOE entered into a separate exclusive option agreement with Xing Cui Can and Horgos, and their respective shareholders in September 2019. Pursuant to these exclusive option agreements, the VIE shareholders have granted WFOE (or its designee) an option to acquire all or a portion of each of their equity interests in the VIEs at the price equivalent to the lowest price then permitted under PRC law. If the equity interests are transferred in installments, the purchase price for each installment shall be pro rata to the equity interests transferred. WFOE may, at its sole discretion, at any time exercise the option granted by the VIE shareholders. Moreover, WFOE may transfer such option to any third party. The VIE shareholders may not, among other obligations, change or amend the articles of association and bylaws of the VIE, increase or decrease the registered capital of the VIEs, sell, transfer, mortgage or dispose of their equity interest in any way, or incur, inherit, guarantee or assume any debt except for debts incurred in the ordinary course of business unless otherwise expressly agreed to by WFOE, and enter into any material contracts except in the ordinary course of business unless otherwise expressly agreed to by WFOE. The term of each of these exclusive option agreements is 10 years and will be extended automatically for successive 5-year terms except where WFOE provides prior written notice otherwise. The exclusive option agreements may be terminated by WFOE upon thirty (30) days advance notice, or upon the transfer of all shares of the respective VIEs to WFOE (or its designee).

Share Pledge Agreement

WFOE entered into a separate share pledge agreement with Xing Cui Can and Horgos, and their respective shareholders in September 2019. Pursuant to these share pledge agreements, the VIE shareholders have pledged all of their equity interests in the VIEs as priority security interest in favor of WFOE to secure the performance of the VIEs and their shareholders’ performance of their obligations under, where applicable, (i) Master Exclusive Service Agreement, (ii) Business Cooperation Agreement, and (iii) the Exclusive Option Agreement (collectively the “Principal Agreements”). WFOE is entitled to exercise its right to dispose of the VIE shareholders’ pledged interests in the equity of the VIE in the event that either the VIE shareholders or the VIE fails to perform their respective obligations under the Principal Agreements. The equity pledges on the VIE’s equity interests are in the process of being registered with the Market Supervision Administration Authority in China. The equity pledge agreements will remain in full force and remain effective until the VIE and the VIE shareholders have satisfied their obligations under the Principal Agreements.

Proxy Agreement and Power of Attorney

WFOE entered into a separate Proxy Agreement and Power of Attorney with Xing Cui Can and Horgos, and their respective shareholders in September 2019. Pursuant to the proxy agreement and power of attorney, each VIE shareholders irrevocably nominates and appoints WFOE or any natural person designated by WFOE as its attorney-in-fact to exercise all rights of such VIE equity holder has in such VIE, including, but not limited to, (i) execute and deliver any and all written decisions and to sign any minutes of meetings of the board or shareholder of the VIE, (ii) to make shareholder’s decision on any matters of the VIE, including without limitations, the sale, transfer, mortgage, pledge or disposal of any or all of the assets of the VIE, (iii) to sell, transfer, pledge or dispose of any or all shares in the VIE, (iv) to nominate, appoint, or remove the directors, supervisors and senior management members of the VIE when necessary, (v) to oversee the business performance of the VIE, (vi) to have full access to the financial information of the VIE, (vii) to file any shareholder lawsuits or to take other legal actions against the VIE’s directors or senior management members, (viii) to approve annual budget or declare dividends, (ix) to manage and dispose of the assets of the VIE, (x) to have the full rights to control and manage the VIE’s finance, accounting and daily operations, (xi) to approve filing of any documents with the relevant governmental authorities or regulatory bodies, and (xii) any other rights provided by the VIE’s charters and/or the relevant laws and regulations on the VIE shareholders. The proxy agreement and power of attorney shall remain in effect during the term of the Exclusive Service Agreement.

Confirmation and Guarantee Letter

Each of the VIE shareholders signed a confirmation and guarantee letter in September 2019, pursuant to which each VIE equity holder agreed that to fully implement the arrangements set forth in the Principal Agreements, Share Pledge Agreement, and the Proxy Agreement and Power of Attorney, and agrees to not carry out any act which may be contrary to the purpose or intent of such agreements.

Master Exclusive Service Agreement

WFOE entered into separate exclusive service agreement with Xing Cui Can and Horgos in September 2019, pursuant to which WFOE provides exclusive technology support and services, staff training and consultation services, public relation services, market development, planning and consultation services, human resource management services, licensing of intellectual property, and other services as determined by the parties. In exchange, the VIEs pay service fees to WFOE equal to the pre-tax profits of the VIEs less (i) accumulated losses of the VIEs and their subsidiaries in the previous financial year, (ii) operating costs, expenses, and taxes, and (iii) reasonable operating profit under applicable PRC tax law and practices. During the term of these agreements, WFOE has the right to adjust the amount and time of payment of the service fees at its sole discretion without the consent of the VIEs. WFOE (or its service provider) will own any intellectual property arising from the performance of these agreements. The term of each of these exclusive service agreements are perpetual unless terminated by WFOE upon thirty (30) advance notice, or upon the transfer of all shares of the respective VIEs to WFOE (or its designee) 10 years under the Option Agreement.

Risks in relation to the VIE structure

In accordance with accounting standards regarding consolidation of variable interest entities (“VIEs”), VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision-making ability. All VIEs with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes. The Company believes that the contractual arrangements with its VIEs and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and VIEs;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIEs;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiary and VIEs may not be able to comply;

●	require the Company or the Company’s PRC subsidiary and VIEs to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance.

Total assets and liabilities presented on the Company’s consolidated balance sheets and revenue and net income presented on consolidated statements of income and comprehensive income as well as the cash flow from operating, investing and financing activities presented on the consolidated statements of cash flows are substantially the financial position, operation and cash flow of the Company’s VIEs and subsidiaries of VIEs. The Company has not provided any financial support to VIEs for the years ended December 31, 2025, 2024 and 2023. The following financial statements amounts and balances of the VIEs and VIEs’ subsidiaries, after elimination with amounts and balances of the Company and is subsidiaries, were included in the consolidated financial statements as of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023:

	As of December 31,
	2025	2024
Assets
Current assets:
Cash and cash equivalents	$222,535	$193,004
Accounts receivable, net	79,681	77,074
Prepayment and other current assets, net	44,822	27,543
Total current assets	347,038	297,621

Property, plant and equipment, net	17	33
Intangible assets, net	34,734	40,531
Deferred tax assets	-	72
Right-of-use assets	235	334
Other non-current assets	77	-
Total non-current assets	35,063	40,970
TOTAL ASSETS	$382,101	$338,591

Liabilities
Current liabilities:
Short-term bank loans	$6,435	$9,590
Accounts payable	2,744	2,039
Contract liabilities	1	27
Accrued liabilities and other payables	207	1,203
Other taxes payable	19,285	25,095
Lease liabilities current	115	98
Total current liabilities	27,357	38,052

Long-term bank loan	-	1,370
Lease liabilities non-current	120	225
Total non-current liabilities	120	1,595
TOTAL LIABILITIES	$27,477	$39,647

The VIEs hold assets with no carrying value in the consolidated balance sheet that are important to the Company’s ability to produce revenue (referred to as unrecognized revenue-producing assets). Unrecognized revenue-producing assets held by the VIEs mainly include the ICP License and the Internet Culture Operating License. Recognized revenue-producing assets held by the VIEs mainly include software related to CHEERS App.

	For the Years Ended December 31,
	2025	2024	2023

Total revenues	$148,835	$147,196	$152,327
Net income	$30,198	$28,220	$31,126

Net cash provided by operating activities	$22,145	$23,766	$42,044
Net cash used in investing activities	$(7,797)	$(24,862)	$(3)
Net cash provided by financing activities	$(4,870)	$5,558	$(142)

For the years ended December 31, 2025, 2024 and 2023, net cash generated from financing activities in the VIEs consist of: (i) borrowings from banks of $7,652, $12,507 and $4,660 and (ii) repayment of borrowings to banks of $12,522, $6,949 and $4,802.

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and their subsidiaries and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs, except for the registered capital of the VIEs amounted to approximately $3.3 million and $3.3 million as of December 31, 2025 and 2024, respectively, as well as certain non-distributable statutory reserves amounting to $1.4 million and $1.4 million as of December 31, 2025 and 2024, respectively. As the respective VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting a significant portion of businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

There is no VIEs in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.

Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the Hong Kong-registered entities, and PRC-registered entities directly or indirectly owned by the Company. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.